Operating Leases (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2023 USD ($) ft²	Dec. 31, 2022 USD ($) ft²
Operating Leases (Details) [Line Items]
Monthly rent	$ 2,714	$ 2,714
Security deposit	$ 5,588	$ 5,588
HELLIMEX, S.A. [Member]
Operating Leases (Details) [Line Items]
Square feet of area (in Square Feet) | ft²	1,647	1,647